Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 18, 2013
Prospectus Date	rr_ProspectusDate	Jun. 17, 2013